Statement of Financial Position - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Property, plant and equipment	$ 62,474,843	$ 57,060,187
Interest in joint ventures	8,844	10,693
Other receivables	800,741	62,676
Financial assets at fair value through profit or loss	0	0
Total non-current assets	63,284,428	57,133,556
Current assets
Inventories	1,259,799	649,580
Other receivables	242,117	296,219
Trade receivables	7,587,906	8,385,237
Financial assets at fair value through profit or loss	3,381,550	4,278,008
Financial assets at amortized cost	1,208,770	16,978
Cash and cash equivalents	27,608	(375,345)
Total current assets	13,707,750	13,748,371
TOTAL ASSETS	76,992,178	70,881,927
Share capital and reserve attributable to the owners of the Company
Share capital	883,342	898,661
Adjustment to share capital	17,065,577	17,224,397
Additional paid-in capital	240,621	229,921
Treasury stock	23,113	7,794
Adjustment to treasury stock	225,551	66,731
Cost treasury stock	(1,068,784)	0
Legal reserve	152,766	152,766
Optional reserve	367,058	367,058
Other reserve	0	0
Other comprehensive loss	(136,877)	(132,930)
Accumulated losses	13,216,605	8,979,321
TOTAL EQUITY	30,968,972	27,793,719
Non-current liabilities
Trade payables	286,217	355,706
Other payables	7,624,145	8,909,968
Borrowings	7,192,467	6,189,294
Deferred revenue	275,437	287,384
Salaries and social security payable	162,737	176,679
Benefit plans	385,098	477,765
Deferred tax liability	8,048,308	7,290,150
Tax liabilities	0	0
Provisions	1,070,150	883,119
Total non-current liabilities	25,044,559	24,570,065
Current liabilities
Trade payables	14,608,977	13,577,520
Other payables	1,922,039	546,915
Borrowings	1,077,453	105,139
Derivative financial instruments	1,035	291
Deferred revenue	5,346	4,961
Salaries and social security payable	1,742,626	1,801,492
Benefit plans	32,365	46,375
Tax payable	617,326	689,091
Tax liabilities	784,045	1,555,501
Provisions	187,435	190,858
Total current liabilities	20,978,647	18,518,143
TOTAL LIABILITIES	46,023,206	43,088,208
TOTAL LIABILITIES AND EQUITY	$ 76,992,178	$ 70,881,927